Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets

15. Intangible assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)	-	32,617	-	-	-	-	-	32,617
Commercial property rights	-	7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)	-	122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to PP&E and prepaid expenses.

	Weighted average useful life (years)	Balance on 12/31/2018	Adoption IFRS 16	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	-	-	1,525,088
Software (b)	3	1,062,486	-	145,004	-	2,553	(784)	1,551	(281)	1,210,529
Technology (c)	5	32,617	-	-	-	-	-	-	-	32,617
Commercial property rights	10	64,032	(56,114)	3,820	-	(1,401)	(2,403)	-	-	7,934
Distribution rights	6	142,989	-	1,505	-	(10,895)	-	-	-	133,599
Brands (d)	-	120,571	-	-	-	-	-	1,933	-	122,504
Trademark rights (d)	35	114,792	-	-	-	-	-	-	-	114,792
Others (e)	10	43,281	-	1,668	-	(355)	-	306	-	44,900
		3,105,856	(56,114)	151,997	-	(10,098)	(3,187)	3,790	(281)	3,191,963
Accumulated amortization:
Software		(537,438)	-	-	(110,088)	13	(611)	(998)	261	(648,861)
Technology		(32,613)	-	-	(3)	-	-	-	-	(32,616)
Commercial property rights		(23,931)	16,186	-	(848)	(669)	2,878	-	-	(6,384)
Distribution rights		(106,597)	-	-	(6,511)	4,176	-	-	-	(108,932)
Trademark rights		(3,182)	-	-	(2,937)	-	-	-	-	(6,119)
Others		(32,740)	-	-	(105)	136	-	(4)	-	(32,713)
		(736,501)	16,186	-	(120,492)	3,656	2,267	(1,002)	261	(835,625)
Provision for losses and impairment:
Goodwill (a)		-	-	(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		-	-	(465)	-	-	-	-	-	(465)
		-	-	(593,745)	-	-	-	-	-	(593,745)
Net amount		2,369,355	(39,928)	(441,748)	(120,492)	(6,442)	(920)	2,788	(20)	1,762,593

(i) Refers to amounts transferred to PP&E and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.6).

	Weighted average useful life (years)	Balance on 12/31/2017	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Cost:
Goodwill (a)	-	1,524,291	-	-	-	-	-	797	1,525,088
Software (b)	5	853,079	223,964	-	(1,258)	(15,401)	2,053	49	1,062,486
Technology (c)	5	32,617	-	-	-	-	-	-	32,617
Commercial property rights (d)	10	55,069	11,117	-	-	(2,154)	-	-	64,032
Distribution rights	8	142,669	690	-	(350)	-	(20)	-	142,989
Brands (e)	-	113,543	-	-	-	-	7,028	-	120,571
Trademark rights (e)	39	114,792	-	-	-	-	-	-	114,792
Others (f)	10	40,514	1,822	-	-	-	945	-	43,281
		2,876,574	237,593	‐	(1,608)	(17,555)	10,006	846	3,105,856
Accumulated amortization:
Software		(456,799)	-	(79,845)	59	28	(832)	(49)	(537,438)
Technology		(32,541)	-	(72)	-	-	-	-	(32,613)
Commercial property rights		(21,292)	-	(4,679)	-	2,040	-	-	(23,931)
Distribution rights		(96,704)	-	(10,018)	125	-	-	-	(106,597)
Trademark rights		-	-	(3,182)	-	-	-	-	(3,182)
Others		(31,196)	-	(1,538)	-	-	(6)	-	(32,740)
		(638,532)	‐	(99,334)	184	2,068	(838)	(49)	(736,501)
Net amount		2,238,042	237,593	(99,334)	(1,424)	(15,487)	9,168	797	2,369,355

(i)    Refers to amounts transferred to PP&E.

(ii)  See Note 3.c.

The amortization expenses were recognized in the financial statements as shown below:

	2020	2019	2018
Inventories and cost of products and services sold	9,575	11,183	15,044
Selling and marketing	7,825	3,872	8,920
General and administrative	165,281	105,437	75,370
	182,681	120,492	99,334

a. Goodwill

The balance of the goodwill is tested annually for impairment and is represented by the following acquisitions:

	Segment	12/31/2020	12/31/2019
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Extrafarma – impairment	Extrafarma	(593,280)	(593,280)
Extrafarma – net	Extrafarma	68,273	68,273
Ipiranga (1)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS	Ultracargo	797	797
Others	Oxiteno	583	583
		931,808	931,808

 (1) Including R$ 246,163 at Ultrapar.

On December 31, 2020, the Company tested the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections and future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs, to which goodwill is related. The main key-assumptions used by the Company to calculate the value in use are described below:

Period of evaluation: the evaluation of the value in use is calculated for a period of five years (except the Extrafarma segment), after which the Company calculated the perpetuity, considering the possibility of carrying the business on indefinitely. For the Extrafarma segment, a period of ten years was used due to a four-year period to maturity of new stores were considered.

Discount and real growth rates: on December 31, 2020, the discount and real growth rates used to extrapolate the projections ranged from 8.5% to 11.0% and from 0% to 1% p.a., respectively, depending on the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin considers the budget prepared for 2021 and the long-term strategic plan prepared by management and approved by the Board of Directors.

The goodwill impairment tests, and net assets of the Company and its subsidiaries did not result in the recognition of impairment. In the year ended December 31, 2019 recorded an impairment provision in the amount of R$ 593,280 for subsidiary Extrafarma (see Note 2.u).

The Company assessed a sensitivity analysis of discount and growth rate of perpetuity, due to their significant impact on cash flows and value in use. An increase of 0.5 percentage points in the discount rate or a decrease of 0.5 percentage points in the growth rate of the perpetuity of the cash flow of each business segment would not result in the recognition of impairment.

b. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems. Also include expenses related to software in progress in the amount of R$ 35,718 on December 31, 2020 and R$ 56,472 on December 31, 2019.

c. Technology

The subsidiaries Oxiteno S.A. and Oleoquímica recognize as technology certain rights of use held by them. Such licenses include the production of ethylene oxide, ethylene glycols, ethanolamines, glycol ethers, ethoxylates, solvents, fatty acids from vegetable oils, fatty alcohols, and specialty chemicals, which are products that are supplied to various industries.

d. Brands and trademark rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and of the Extrafarma brand, acquired in the business combination, and Chevron and Texaco trademark rights.

e. Other intangibles

Refers mainly to the loyalty program “Clube Extrafarma”.

f. Decarbonization credits

The decarbonization credits (“CBIO”) acquired are recorded at acquisition cost and are retired in the year to fulfillment the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”).